UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21365
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
RiverSource LaSalle Global Real Estate Fund
(formerly Seligman LaSalle Global Real Estate Fund)
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.7%)(c)

Issuer	Shares		Value(a)
Australia (14.9%)
Abacus Property Group	93,989		$36,476
Dexus Property Group	367,235		273,700
GPT Group	384,540		232,330
Stockland	141,500		509,202
Westfield Group	93,405		1,145,139

Total			2,196,847

Belgium (0.3%)
Cofinimmo	299		41,787

Bermuda (1.0%)
Hongkong Land Holdings	35,453	(d)	154,221

Canada (1.9%)
Canadian Real Estate Investment Trust	8,263		199,165
RioCan Real Estate Investment Trust	4,600		77,354

Total			276,519

Finland (0.4%)
Citycon	3,677		15,601
Sponda	10,421	(b)	41,320
Technopolis	1,818		9,549

Total			66,470

France (6.4%)
Klepierre	3,154	(d)	125,079
Mercialys	1,779		70,667
Unibail-Rodamco	3,634	(d)	754,734

Total			950,480

Germany (0.4%)
Deutsche Euroshop	1,894		66,368

Hong Kong (3.4%)
Great Eagle Holdings	5,000		12,348
Hysan Development	59,090		147,916
Link REIT	154,373		339,820

Total			500,084

Japan (8.1%)
Frontier Real Estate Investment	9		69,687
Japan Logistics Fund	16		130,126
Japan Real Estate Investment	30		245,323

Issuer	Shares		Value(a)
Japan Retail Fund Investment	43	(d)	233,303
Mitsui Fudosan	10,000	(d)	169,231
Nippon Building Fund	18		160,630
NTT Urban Development	205	(d)	188,192

Total			1,196,492

Netherlands (4.3%)
Corio	4,199		289,546
Eurocommercial Properties	2,981		118,022
VastNed Retail	802		51,618
Wereldhave	1,814		178,618

Total			637,804

Singapore (1.4%)
CapitaLand	23,000	(d)	60,755
CapitaMall Trust	111,333		146,253

Total			207,008

Sweden (1.1%)
Castellum	4,816	(d)	46,648
Hufvudstaden Cl A	14,211	(d)	114,198

Total			160,846

Switzerland (0.7%)
PSP Swiss Property	1,905(b,d	)	110,313

United Kingdom (6.9%)
British Land	31,107		236,215
Development Securities	893	(b)	4,792
Development Securities	3,446		18,640
Great Portland Estates	17,733		75,008
Hammerson	26,825		169,020
Helical Bar	3,393		20,338
Land Securities Group	28,487		284,512
Segro	19,715		115,778
Shaftesbury	15,867		90,594

Total			1,014,897

United States (47.5%)
Acadia Realty Trust	3,008		45,331
AMB Property	6,199	(d)	142,267
AvalonBay Communities	7,502	(d)	545,620
BioMed Realty Trust	8,979	(d)	123,910
Boston Properties	5,581	(d)	365,835
BRE Properties Cl A	8,076	(d)	252,779
Corporate Office Properties Trust	2,713	(d)	100,055
Cousins Properties	7,852	(d)	65,015
Digital Realty Trust	4,852	(d)	221,785
Douglas Emmett	10,862	(d)	133,385
Duke Realty	9,407		112,978
Equity Residential	6,729		206,580
Essex Property Trust	2,698	(d)	214,707
Extra Space Storage	5,138	(d)	54,206
Federal Realty Investment Trust	4,300	(d)	263,891

Issuer	Shares		Value(a)
Government Properties Income Trust	1,080	(b)	25,931
HCP	4,468		128,410
Healthcare Realty Trust	2,829	(d)	59,777
Host Hotels & Resorts	25,705		302,548
Kilroy Realty	6,329	(d)	175,566
Kimco Realty	10,069		131,300
LaSalle Hotel Properties	2,358	(d)	46,358
Macerich	42	(d)	1,274
ProLogis	18,073	(d)	215,430
Public Storage	6,396		481,235
Regency Centers	5,529	(d)	204,849
Senior Housing Properties Trust	12,990	(d)	248,239
Simon Property Group	12,250		850,519
SL Green Realty	4,336	(d)	190,134
Taubman Centers	4,556	(d)	164,380
Ventas	11,121		428,159
Vornado Realty Trust	7,976		513,736

Total			7,016,189

Total Common Stocks (Cost: $17,763,652)			$14,596,325

Closed-End Funds (0.5%)(c)

Issuer	Shares		Value(a)
Luxembourg
ProLogis European Properties	12,903	(b)	$80,346

Total Closed-End Funds (Cost: $139,096)			$80,346

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	53,007	(e)	$53,007

Total Money Market Fund (Cost: $53,007)			$53,007

Investments of Cash Collateral Received for Securities on Loan (25.7%)

Cash Collateral Reinvestment Fund	Shares	Value(a)
JPMorgan Prime Money Market Fund	3,798,913	$3,798,913

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,798,913)		$3,798,913

Total Investments in Securities (Cost: $21,754,668)(f)		$18,528,591

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2009:

	Percentage of net
Industry	assets	Value
Real Estate Investment Trusts (REITs)	90.7%	$13,415,895
Real Estate Management & Development	8.5	1,260,776
Other(1)	26.1	3,851,920

Total		$18,528,591

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $21,755,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$797,000
Unrealized depreciation	(4,023,000)

Net unrealized depreciation	$(3,226,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Real Estate Management & Development	$1,175,638	$4,792	$—	$1,180,430
All Other Industries (a)	13,415,895	—	—	13,415,895

Total Equity Securities	14,591,533	4,792	—	14,596,325

Other
Closed-End Funds	80,346	—	—	80,346
Affiliated Money Market Fund (b)	53,007	—	—	53,007
Investments of Cash Collateral Received for Securities on Loan	3,798,913	—	—	3,798,913

Total Other	3,932,266	—	—	3,932,266

Total	$18,523,799	$4,792	$—	$18,528,591

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
RiverSource LaSalle Monthly Dividend Real Estate Fund
(formerly Seligman LaSalle Monthly Dividend Real Estate Fund)
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs)
Acadia Realty Trust	10,762	(c)	$162,183
AMB Property	22,478	(c)	515,870
AvalonBay Communities	17,557		1,276,921
BioMed Realty Trust	29,312	(c)	404,506
Boston Properties	19,657	(c)	1,288,516
BRE Properties Cl A	41,190	(c)	1,289,247
Corporate Office Properties Trust	9,082	(c)	334,944
Cousins Properties	20,948		173,449
Digital Realty Trust	17,748	(c)	811,261
Douglas Emmett	35,206	(c)	432,330
Duke Realty	35,426	(c)	425,466
Equity Residential	24,157		741,620
Essex Property Trust	15,385	(c)	1,224,338
Extra Space Storage	16,907	(c)	178,369
Federal Realty Investment Trust	15,794	(c)	969,278
Government Properties Income Trust	2,788	(b)	66,940
HCP	18,491		531,431
Healthcare Realty Trust	15,726	(c)	332,290
Host Hotels & Resorts	97,196		1,143,997
Kilroy Realty	23,121	(c)	641,377
Kimco Realty	35,842		467,380
LaSalle Hotel Properties	7,973	(c)	156,749
Macerich	5,715	(c)	173,336
Plum Creek Timber	17,066	(c)	522,902
ProLogis	70,033	(c)	834,793
Public Storage	22,573		1,698,393
Regency Centers	19,443	(c)	720,363
Senior Housing Properties Trust	56,605		1,081,722
Simon Property Group	37,156		2,579,742
SL Green Realty	15,304	(c)	671,080
Taubman Centers	22,364	(c)	806,893
Ventas	30,310	(c)	1,166,935
Vornado Realty Trust	31,046	(c)	1,999,667

Total Common Stocks (Cost: $21,683,540)			$25,824,288

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	115,211	(d)	$115,211

Total Money Market Fund (Cost: $115,211)			$115,211

Investments of Cash Collateral Received for Securities on Loan (28.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	7,432,911	$7,432,911
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,432,911)		$7,432,911

Total Investments in Securities (Cost: $29,231,662)(e)		$33,372,410

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	At Sept. 30, 2009, security was partially or fully on loan.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(e)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $29,232,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,399,000
Unrealized depreciation	(1,259,000)

Net unrealized appreciation	$4,140,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$25,824,288	$—	$—	$25,824,288

Total Equity Securities	25,824,288	—	—	25,824,288

Other
Affiliated Money Market Fund (b)	115,211	—	—	115,211
Investments of Cash Collateral Received for Securities on Loan	7,432,911	—	—	7,432,911

Total Other	7,548,122	—	—	7,548,122

Total	$33,372,410	$—	$—	$33,372,410

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman LaSalle Real Estate Fund Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date November 25, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date November 25, 2009